Right-of-use assets and lease liabilities (Details 2) $ in Millions, $ in Millions	Jun. 30, 2025 ARS ($)	Jun. 30, 2024 ARS ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)
Statement [Line Items]
Total depreciation of right-of-use assets	$ 1,572	$ 1,457	$ 1,001
Machinery And Equipment [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	0	0	21
Offices Shopping Malls And Ether Rental Properties [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	784	630		$ 153
Convention center [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	$ 788	$ 827	$ 827